License Agreements (Details Narrative) - USD ($)											3 Months Ended	12 Months Ended
	Jun. 30, 2023	Apr. 01, 2023	Sep. 13, 2022	Jul. 02, 2022	Apr. 14, 2022	Aug. 31, 2021	Jan. 25, 2021	Jan. 24, 2021	Jun. 25, 2020	Apr. 15, 2020	Mar. 31, 2023	Dec. 31, 2022	Sep. 12, 2022
Ocean Biomedical Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement, description				the Company is required to pay Elkurt between 0.5% to 1.5% of net sales based on the terms of each Initial Brown License Agreement. In addition, the Company must pay Elkurt, under each of the Initial Brown License Agreements, 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%							Either party may terminate each of the Initial Brown License Agreements in certain situations, including Elkurt being able to terminate the Initial Brown License Agreements at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then
Initial Brown License Agreement [Member] | Ocean Biomedical Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LicenseMaintenanceFee]				$ 67,000
Debt Instrument, Interest Rate, Stated Percentage				1.00%
Annual license maintenance fee											$ 12,000
License fee											268,000
Patent expenses											345,437
Payment for patent expenses											297,700
Initial Brown License Agreement [Member] | Ocean Biomedical Inc [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Developmental and commercialization milestone payment											50,000
Initial Brown License Agreement [Member] | Ocean Biomedical Inc [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Developmental and commercialization milestone payment											250,000
Initial Brown License Agreement [Member] | Ocean Biomedical Inc [Member] | January One Twenty Twenty Two To January One Twenty Twenty Eight [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee				$ 3,000
Initial Brown License Agreement [Member] | Ocean Biomedical Inc [Member] | January One Twenty Twenty Eight And Thereafter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee				$ 4,000
Brown Anti PfGARP Small Molecules License Agreement [Member] | Ocean Biomedical Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LicenseMaintenanceFee]			$ 70,000
Sublicensing fee													$ 100,000
Brown Anti PfGARP Small Molecules License Agreement [Member] | Ocean Biomedical Inc [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LicenseMaintenanceFee]	$ 35,000
Brown Anti PfGARP Small Molecules License Agreement [Member] | Ocean Biomedical Inc [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Developmental and commercialization milestone payment											50,000
Brown Anti PfGARP Small Molecules License Agreement [Member] | Ocean Biomedical Inc [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Developmental and commercialization milestone payment											250,000
Brown Anti PfGARP Small Molecules License Agreement [Member] | Ocean Biomedical Inc [Member] | September Thirteen Twenty Twenty Three To September Thirteen Twenty Twenty Seven [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee			3,000
Brown Anti PfGARP Small Molecules License Agreement [Member] | Ocean Biomedical Inc [Member] | September ThirteenTwenty Twenty Seven And Thereafter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee			$ 4,000
Rhode Island Agreement [Member] | Ocean Biomedical Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
[custom:LicenseMaintenanceFee]								$ 110,000
Annual license maintenance fee											$ 3,000
License agreement, description											Either party may terminate the Rhode Island License Agreement in certain situations, including Elkurt being able to terminate the license agreement at any time and for any reason by November 1, 2023, if the Company has not raised at least $10 million in equity financing by then
License fee											$ 110,000
Patent expenses											432,393
Payment for patent expenses											$ 131,986
Rhode Island Agreement [Member] | Ocean Biomedical Inc [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Developmental and commercialization milestone payment							$ 50,000
Rhode Island Agreement [Member] | Ocean Biomedical Inc [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Developmental and commercialization milestone payment							250,000
Rhode Island Agreement [Member] | Ocean Biomedical Inc [Member] | January One Twenty Twenty Two To January One Twenty Twenty Eight [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee							3,000
Rhode Island Agreement [Member] | Ocean Biomedical Inc [Member] | January One Twenty Twenty Eight And Thereafter [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual license maintenance fee							$ 4,000
Stanford University Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement, description									There were no license or royalty fees under the Stanford Agreement, unless the Company exceeds a gross margin of 40% on the sale of licensed product in one or more Organization for Economic Cooperation and Development, or OECD, countries. At such time as the gross margin on the sale of licensed product in any OECD country exceeds 40% in a single calendar quarter, the parties will meet and determine appropriate additional financial consideration for Stanford, as well as the terms associated with such consideration.
Patent reimbursement expenses												$ 23,247
Patent reimbursement expenses paid												18,527
Accounts payable related parties									$ 100,000
Option expire date					Oct. 14, 2022
Brown License Agreement [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement, description				Upon successful commercialization, the Company is required to pay Elkurt between 0.5% to 1.5% of net sales based on the terms under the Initial Brown License Agreements. In addition, the Company must pay Elkurt, under each of the Initial Brown License Agreements, 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%
Patent reimbursement expenses												340,190
Patent reimbursement expenses paid												297,700
Accounts payable related parties												42,727
Maximum equity financing				Elkurt being able to terminate the Initial Brown License Agreements at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then		the Initial Brown License Agreements were amended to extend the date after which Elkurt can terminate the license agreements if the Company has not raised at least $10 million in equity financing by April 1, 2022
License maintanence fees				$ 67,000								12,000
Interest rate				1.00%
Brown License Agreement [Member] | Minimum [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment				$ 50,000
Brown License Agreement [Member] | Maximum [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment				250,000
Brown License Agreement [Member] | January One Two Thousand Twenty Seven [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License maintanence fees				3,000
Brown License Agreement [Member] | January One Two Thousand Twenty Eight [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License maintanence fees				$ 4,000
Small Molecules License Agreement [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement, description			Upon successful commercialization, the Company is required to pay Elkurt 1.25% of net sales based on the terms under the Brown Anti- PfGARP Small Molecules License Agreement. In addition, the Company must pay Elkurt 25% of all non-royalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%. We also are required to pay Elkurt $100,000 in the event that we or one of sublicensees sublicenses this technology to a major pharmaceutical company or if the license agreement or any sublicense agreement for this technology is acquired by a major pharmaceutical company. A major pharmaceutical company is one that is publicly traded, with market capitalization of at least $5 billion and has been engaged in drug discovery, development, production and marketing for no less than 5 years
Accounts payable related parties			$ 100,000
Maximum equity financing			Elkurt being able to terminate the Brown Anti-PfGARP Small Molecules License Agreement at any time and for any reason after November 1, 2023 if the Company has not raised at least $10 million in equity financing by then
License fees			$ 70,000
Small Molecules License Agreement [Member] | Forecast [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License fees	$ 35,000	$ 35,000
Small Molecules License Agreement [Member] | Minimum [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment			50,000
Small Molecules License Agreement [Member] | Maximum [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment			250,000
Small Molecules License Agreement [Member] | September Thirteen Two Thousand Twenty Seven [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License maintanence fees			3,000
Small Molecules License Agreement [Member] | There After [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License maintanence fees			$ 4,000
Rhode Island License Agreement [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement, description							The Company is also required to pay Elkurt 1.5% of net sales under the Rhode Island License Agreement. In addition, the Company must pay Elkurt 25% of all nonroyalty sublicense income prior to the first commercial sale, and 10% of non-royalty sublicense income thereafter, in the event that the Company enters into sublicenses for the subject intellectual property. If net sales or non-royalty sublicense income are generated from know-how products, the amounts otherwise due (royalty or non-royalty sublicense income) shall be reduced by 50%
Patent reimbursement expenses												386,598
Patent reimbursement expenses paid												131,986
Accounts payable related parties							$ 110,000					$ 254,612
Maximum equity financing							Elkurt being able to terminate the license agreement at any time and for any reason by November 1, 2023, if the Company has not raised at least $10 million in equity financing by then
Rhode Island License Agreement [Member] | Minimum [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment							$ 50,000
Rhode Island License Agreement [Member] | Maximum [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payment							250,000
Rhode Island License Agreement [Member] | Beginning On January One Two Thousand Twenty Two [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License maintanence fees							3,000
Rhode Island License Agreement [Member] | Therafter Until January One Two Thousand Twenty Eight [Member] | Elkurt Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License maintanence fees							$ 4,000
Teton License Agreement [Member] | Teton Therapeutics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License agreement, description										Unless earlier terminated, the Teton License Agreement will terminate in its entirety upon the later of (a) the expiration of the last to expire valid claim of the Teton Patents covering any Teton Product, or (b) 20 years
Other expenses										$ 42,000
Outstanding capital stock										10.00%